WCM International Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	ARGENTINA — 1.7%
590	MercadoLibre, Inc.*	$1,210,656
	CANADA — 6.7%
24,060	Canadian National Railway Co.	2,817,288
4,780	Intact Financial Corp.	917,831
73,430	Ivanhoe Mines Ltd. - Class A*	1,092,356
		4,827,475
	CHINA — 2.2%
171,200	Shenzhou International Group Holdings Ltd.	1,553,681
	DENMARK — 1.5%
8,830	Novo Nordisk A/S - Class B	1,037,458
	FRANCE — 1.7%
5,750	Sartorius Stedim Biotech	1,201,650
	GERMANY — 5.3%
46,680	Hensoldt A.G.	1,530,713
37,420	Siemens Healthineers A.G.	2,243,368
		3,774,081
	HONG KONG — 3.1%
243,880	AIA Group Ltd.	2,185,035
	INDIA — 3.0%
34,510	HDFC Bank Ltd. - ADR	2,158,946
	IRELAND — 4.8%
4,200	Accenture PLC - Class A	1,484,616
5,630	Aon PLC - Class A	1,947,924
		3,432,540
	JAPAN — 7.3%
37,635	GMO Payment Gateway, Inc.	2,304,317
2,200	Keyence Corp.	1,046,387
244,000	Nippon Paint Holdings Co., Ltd.	1,863,211
		5,213,915
	MEXICO — 3.7%
82,130	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	1,426,117
596,550	Megacable Holdings S.A.B. de C.V.	1,236,728
		2,662,845

WCM International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 3.3%
1,530	Adyen N.V.*	$2,388,666
	PERU — 2.5%
9,870	Credicorp Ltd.	1,786,174
	SINGAPORE — 4.3%
124,313	United Overseas Bank Ltd.	3,111,452
	SOUTH KOREA — 2.6%
39,780	Samsung Electronics Co., Ltd.	1,870,819
	SPAIN — 3.9%
179,950	Iberdrola S.A.	2,782,174
	SWEDEN — 2.2%
73,250	Epiroc A.B. - Class A	1,583,156
	SWITZERLAND — 1.7%
12,500	Alcon, Inc.	1,250,875
	TAIWAN — 1.5%
34,500	Taiwan Semiconductor Manufacturing Co., Ltd.	1,043,291
	UNITED KINGDOM — 23.3%
35,630	AstraZeneca PLC - ADR	2,775,933
77,970	Compass Group PLC	2,495,457
88,410	GSK PLC	1,792,430
486,260	Haleon PLC	2,554,165
20,080	London Stock Exchange Group PLC	2,743,551
62,220	Persimmon PLC	1,367,093
14,430	Spirax Group PLC	1,449,752
167,700	Wise PLC - Class A*	1,505,489
		16,683,870
	UNITED STATES — 10.3%
61,390	Baker Hughes Co.	2,219,249
13,110	Exxon Mobil Corp.	1,536,754
4,360	Mastercard, Inc. - Class A	2,152,968

WCM International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
16,360	NIKE, Inc. - Class B	$1,446,224
		7,355,195
	TOTAL COMMON STOCKS
	(Cost $57,663,742)	69,113,954
	SHORT-TERM INVESTMENTS — 3.2%
2,296,893	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.70%[1]	2,296,893
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,296,893)	2,296,893
	TOTAL INVESTMENTS — 99.8%
	(Cost $59,960,635)	71,410,847
	Other Assets in Excess of Liabilities — 0.2%	118,586
	TOTAL NET ASSETS — 100.0%	$71,529,433

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.